Fair Value Measurements of Company's Assets and Liabilities that Measured at Fair Value on A Recurring Basis (Detail) - CNY (¥)	Dec. 31, 2016	Dec. 31, 2015
Long-term investment
Available-for-sale investments		¥ 10,069,729
Recurring Basis
Short-term investment
Available-for-sale investments	154,594,435	496,565,847
Long-term investment
Available-for-sale investments		10,069,729
Recurring Basis | Significant Other Observable Inputs (Level 2)
Short-term investment
Available-for-sale investments	¥ 154,594,435	496,565,847
Long-term investment
Available-for-sale investments		¥ 10,069,729